Loss per share (Details Narrative) - Ordinary shares [member] - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Employee Stock Options and Restricted Stock Units [member]
Disclosure of classes of share capital [line items]
IFRS Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	709,585	5,258	137,785
Convertible Securities [member]
Disclosure of classes of share capital [line items]
IFRS Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		742,402
Equity Instruments [member]
Disclosure of classes of share capital [line items]
IFRS Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			34